Property and Equipment - Summary of Property and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment	$ 569	$ 515
Additions	144	30
Depreciation charge	(43)	(35)
Translation differences	(35)	(22)
Property and equipment	635	488
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment	1,036	882
Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment	(401)	(394)
Computer and Office Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment	433	342
Additions	143	30
Depreciation charge	(36)	(27)
Translation differences	(37)	(15)
Property and equipment	503	330
Computer and Office Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment	812	650
Computer and Office Equipment | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment	(309)	(320)
Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment	136	173
Additions	1
Depreciation charge	(7)	(8)
Translation differences	2	(7)
Property and equipment	132	158
Leasehold Improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment	224	232
Leasehold Improvements | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment	$ (92)	$ (74)